Contingencies (Details) - Provision for contingent liabilities - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	R$ 14,872	R$ 14,439	R$ 18,403
Additions	7,542	12,658	5,661
Business combinations	12,510
Accrued interest	27	1,188	508
Payments	(906)	(7,853)	(5,134)
Reversals	(4,863)	(5,560)	(5,106)
Classified from held for sale			107
Balance, end of period	29,182	14,872	14,439
Civil
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	2,834	2,050	3,940
Additions	2,699	4,694	454
Business combinations	549
Accrued interest	2	149	109
Payments	(60)	(2,669)	(1,552)
Reversals	(1,485)	(1,390)	(933)
Classified from held for sale			32
Balance, end of period	4,539	2,834	2,050
Labor
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	12,038	12,389	14,463
Additions	4,843	7,964	5,207
Business combinations	11,961
Accrued interest	25	1,039	399
Payments	(846)	(5,184)	(3,582)
Reversals	(3,378)	(4,170)	(4,173)
Classified from held for sale			75
Balance, end of period	R$ 24,643	R$ 12,038	R$ 12,389